Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated Amortization Expense	Estimated amortization expense related to the Company’s core deposit intangibles for each of the next five years is as follows:

(Dollars in thousands)
2014	$66
2015	51
2016	40
2017	34
2018	24